Annual Fund Operating Expenses - Class N - NICHOLAS LTD EDITION INC - Class N	Jan. 29, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.16%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.07%